Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets
Summary of estimated future amortization expense related to intangible assets	As of December 31, 2021, the estimated future amortization expense related to intangible assets is as follows:

USD
2022	$619
2023	613
2024	595
2025	496
$2,323